UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

The North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

March 31, 2015

1.814653.110

NCC-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Financial Company Commercial Paper (c) - 53.9%
	Yield (a)	Principal Amount	Value
Bank of Nova Scotia
5/22/15 to 8/17/15	0.26 to 0.31%	$ 204,000,000	$ 203,819,372
BNP Paribas Finance, Inc.
7/6/15	0.27	41,000,000	40,970,480
Commonwealth Bank of Australia
5/7/15 to 7/20/15	0.26 to 0.27 (b)	178,000,000	178,002,530
Credit Agricole CIB
4/1/15 to 5/4/15	0.07 to 0.29	196,000,000	195,989,367
Credit Suisse AG
6/18/15 to 7/7/15	0.26 to 0.33	105,000,000	104,916,413
DNB Bank ASA
6/1/15 to 8/24/15	0.24 to 0.30	195,000,000	194,876,500
Fortis Funding LLC
7/6/15	0.27	10,000,000	9,992,800
JPMorgan Securities LLC
4/22/15 to 7/1/15	0.27 to 0.30 (b)	62,000,000	61,976,958
Mitsubishi UFJ Trust & Banking Corp.
4/13/15 to 6/9/15	0.25 to 0.27	194,000,000	193,952,758
Natexis Banques Populaires New York Branch
6/1/15 to 7/1/15	0.31	201,000,000	200,887,961
National Australia Bank Ltd.
7/9/15	0.18 (b)	75,000,000	75,000,000
Oversea-Chinese Banking Corp. Ltd.
5/5/15	0.25	50,000,000	49,988,194
PNC Bank NA
8/7/15	0.35	13,000,000	12,983,822
Sumitomo Mitsui Banking Corp.
5/4/15 to 7/24/15	0.28	197,000,000	196,893,787
Svenska Handelsbanken AB
6/5/15 to 9/21/15	0.25 to 0.29	115,000,000	114,891,557
Swedbank AB
6/29/15 to 8/26/15	0.23 to 0.29	190,000,000	189,875,183
Toronto Dominion Holdings (U.S.A.)
5/26/15 to 9/11/15	0.27 to 0.30	58,000,000	57,944,862
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $2,082,962,544)			2,082,962,544
Asset Backed Commercial Paper (c) - 5.0%

Atlantic Asset Securitization Corp.
	0.23 (b)	70,000,000	69,990,376
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
	0.27	25,000,000	24,987,063
Toyota Motor Credit Corp.
	0.24 (b)	100,000,000	100,000,000
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $194,977,439)			194,977,439
Other Commercial Paper (c) - 5.1%
	Yield (a)	Principal Amount	Value
Caisse centrale Desjardins
4/2/15	0.14%	$ 66,000,000	$ 65,999,743
JPMorgan Securities LLC
6/3/15 to 7/22/15	0.30	130,000,000	129,919,500
TOTAL OTHER COMMERCIAL PAPER (Cost $195,919,243)			195,919,243
Treasury Debt - 7.5%

U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Notes
	0.10	115,390,940	115,483,019
U.S. Treasury Obligations - 4.5%
U.S. Treasury Bills
	0.15	100,000,000	99,931,930
U.S. Treasury Notes
	0.08	75,000,000	75,015,908
			174,947,838
TOTAL TREASURY DEBT (Cost $290,430,857)			290,430,857
Government Agency Debt - 11.7%

Federal Agencies - 11.7%
Fannie Mae
10/21/15	0.16 (b)	30,000,000	29,998,299
Federal Farm Credit Bank
9/19/16	0.17 (b)	20,000,000	19,998,513
Federal Home Loan Bank
5/20/15 to 6/7/16	0.10 to 0.25 (b)	262,000,000	261,972,659
Freddie Mac
7/21/16 to 11/14/16	0.15 to 0.17 (b)	140,000,000	139,969,545
TOTAL GOVERNMENT AGENCY DEBT (Cost $451,939,016)			451,939,016
Treasury Repurchase Agreement - 17.2%
	Maturity Amount		Value
In a joint trading account at 0.11% dated 3/31/15 due 4/1/15 (Collateralized by U.S. Treasury Obligations) # (Cost $665,808,000)	$ 665,810,035		$ 665,808,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,882,037,099)			3,882,037,099
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(13,770,255)
NET ASSETS - 100%		$ 3,868,266,844
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$665,808,000 due 4/01/15 at 0.11%
BNP Paribas Securities Corp.	$ 663,808,000
J.P. Morgan Securities, Inc.	2,000,000
$ 665,808,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2015, the cost of investment securities for income tax purposes was $3,882,037,099.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

March 31, 2015

1.814654.110

NCT-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 99.1%
	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC:
0.35% 7/10/15	$ 30,000,000	$ 29,981,064
0.4% 9/1/15	8,000,000	7,990,246
0.4% 9/1/15	14,850,000	14,831,895
0.41% 9/15/15	14,000,000	13,980,138
Atlantic Asset Securitization Corp.:
0.25% 6/4/15	50,000,000	49,980,770
0.27% 6/9/15	7,697,000	7,693,753
Bank of Nova Scotia yankee:
0.26% 7/28/15	40,000,000	39,979,108
0.27% 5/22/15	31,000,000	30,996,643
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 0.35% 5/13/15	16,000,000	16,003,130
Barclays U.S. Funding Corp. yankee:
0.34% 4/29/15	14,000,000	13,998,218
0.35% 4/23/15	20,000,000	19,998,134
BNP Paribas Finance, Inc. yankee:
0.29% 7/7/15	25,000,000	24,982,103
0.32% 7/1/15	40,000,000	39,974,136
Ciesco LP 0.28% 8/7/15 (a)	16,000,000	15,985,552
Commonwealth Bank of Australia:
0.255% 5/7/15 (b)	28,700,000	28,699,369
0.2706% 8/14/15 (b)	40,000,000	39,995,000
Credit Agricole CIB yankee:
0.07% 4/1/15	25,000,000	25,000,000
0.32% 4/9/15	2,900,000	2,899,930
Credit Suisse AG:
yankee:
0.32% 4/2/15	7,000,000	6,999,929
0.46% 10/23/15	20,000,000	19,947,698
0.4061% 7/24/15 (b)	40,000,000	39,996,520
DNB Bank ASA yankee:
0.265% 7/29/15	20,000,000	19,984,000
0.28% 8/5/15	16,300,000	16,285,394
0.31% 8/21/15	10,000,000	9,988,639
0.335% 9/8/15	20,000,000	19,972,182
General Electric Capital Corp.:
0.25% 6/25/15	50,000,000	49,982,440
0.4% 12/4/15	15,000,000	14,963,523
ING U.S. Funding LLC yankee:
0.29% 5/21/15	14,000,000	13,996,469
0.3% 6/10/15	15,000,000	14,994,173
JPMorgan Securities LLC:
0.3% 5/26/15	15,000,000	14,995,683
0.3% 7/1/15	39,000,000	38,978,772
0.33% 8/13/15	14,000,000	13,986,088
Landesbank Hessen-Thuringen yankee:
0.19% 6/25/15	20,000,000	19,990,110
0.3% 7/21/15	27,300,000	27,280,890

	Principal Amount	Value
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.25% 4/7/15	$ 50,000,000	$ 49,998,391
0.29% 6/29/15	15,000,000	14,990,250
Natexis Banques Populaires New York Branch yankee:
0.31% 6/1/15	20,000,000	19,993,352
0.39% 7/31/15	38,000,000	37,962,270
Nordea Bank AB:
0.29% 9/22/15	30,000,000	29,956,542
0.29% 9/24/15	35,000,000	34,948,204
PNC Bank NA 0.29% 6/8/15	20,000,000	19,992,486
Rabobank U.S.A. Financial Corp. yankee 0.27% 7/2/15	19,000,000	18,989,054
Skandinaviska Enskilda Banken AB yankee:
0.25% 4/30/15	19,000,000	18,998,258
0.26% 4/6/15	15,000,000	14,999,765
0.305% 9/4/15	30,000,000	29,959,179
Sumitomo Mitsui Banking Corp. yankee:
0.25% 5/4/15	44,000,000	43,992,397
0.28% 5/6/15	20,000,000	19,996,320
Swedbank AB yankee:
0.23% 6/29/15	15,000,000	14,992,500
0.275% 7/27/15	25,000,000	24,981,318
0.28% 5/1/15	28,000,000	27,996,867
The Coca-Cola Co. 0.25% 6/22/15	25,000,000	24,994,353
Toronto Dominion Holdings (U.S.A.) yankee:
0.27% 5/26/15	25,000,000	24,993,973
0.3% 9/11/15	12,000,000	11,985,295
0.38% 11/6/15	17,000,000	16,966,029
United Overseas Bank Ltd.:
0.25% 4/7/15	30,000,000	29,999,418
0.28% 4/10/15	32,000,000	31,999,110
Westpac Banking Corp.:
0.2726% 8/24/15 (b)	25,000,000	24,996,400
0.2802% 9/18/15 (b)	40,000,000	39,992,640
TOTAL COMMERCIAL PAPER (Cost $1,393,828,083)		1,393,986,070
Cash Equivalents - 2.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.11%, dated 3/31/15 due 4/1/15 (Collateralized by U.S. Government Obligations) # (Cost $29,993,000)	$ 29,993,092	$ 29,993,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,423,821,083)		1,423,979,070
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(17,269,565)
NET ASSETS - 100%		$ 1,406,709,505
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,985,552 or 1.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,993,000 due 4/01/15 at 0.11%
BNP Paribas Securities Corp.	$ 29,993,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end f this listing.

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $1,423,821,083. Net unrealized appreciation aggregated $157,987, of which $184,523 related to appreciated investment securities and $26,536 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the The North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The North Carolina Capital Management Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 1, 2015
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	June 1, 2015